LEASES - Consolidated balance sheet (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Jan. 01, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating and finance leases consolidated balance sheet
Operating lease right-of-use assets	$ 126,655	$ 90,932
Operating lease liabilities, current portion	11,620
Other long-term liabilities	152,639
Present value of lease obligations	164,259
Property, plant and equipment, net	6,442
Total finance lease assets	6,442
Finance lease liability, current portion	2,572
Finance lease liabilities, net of current portion	3,963		$ 1,996	$ 244
Present value of lease obligations	$ 6,535
Other liabilities NonCurrent	Other long-term liabilities
Other liabilities NonCurrent	Other long-term liabilities
Other liabilities current	Other liabilities
Property, plant and equipment, net	Property, plant and equipment, net